Note 25 Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discount rate sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	5000000000.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (321)	€ (282)	€ (354)
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ 350	307	390
Rate of salary increase sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	5000000000.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 1	2	4
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (1)	(2)	(4)
Rate of pension increase sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	5000000000.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 32	28	29
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (39)	(26)	(27)
Medical cost trend rate sensitivity analysis [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis	5000000000.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 119	109	145
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ (106)	(98)	(129)
Change in obligation from each additional year of longevity [Member]
Sensitivity analysis [Line Items]
Basis points change sensitivity analysis
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 113	170	211
Decrease In Defined Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption	€ 0	€ 0	€ 0